2. REGULATORY FRAMEWORK (Details 6) - SE3120 additional remuneration to hydroelectric generators [member]	12 Months Ended
Dec. 31, 2020
Disclosure of Regulatory Framework [Line Items]
Period	Summer - Winter
Remuneration for first 25 hours	39,000
Remuneration for second 25 hours	19,500
Period	Fall - Spring
Remuneration for first 25 hours	6,500